CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Balance Sheets) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Total assets	$ 77,660,057	$ 75,024,496	$ 63,345,378
Current liabilities
Total liabilities	30,686,859	30,542,346
Total stockholders' equity	46,973,198	44,482,150	$ 39,755,292	$ 34,425,590
Total liabilities and stockholders' equity	77,660,057	75,024,496
Parent Company [Member]
Current assets
Investments in subsidiaries	46,500,302	44,514,696
Total assets	46,500,302	44,514,696
Current liabilities
Accrued expenses and other payables	32,546	32,546
Total liabilities	32,546	32,546
Total stockholders' equity	46,467,756	44,482,150
Total liabilities and stockholders' equity	$ 46,500,302	$ 44,514,696